Document And Entity Information	3 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	PARTS iD, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-252567) (as amended, the “First Registration Statement”) of PARTS iD, Inc. (the “Company”) is being filed (i) pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), to combine the prospectuses included in the First Registration Statement and the Company’s Registration Statement on Form S-1 (File No. 333-259522) originally declared effective by the Securities and Exchange Commission (the “SEC”) on September 23, 2021 (the “Second Registration Statement” and collectively with the First Registration Statement, the “Registration Statements”); (ii) to include information from the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 that was filed with the SEC on April 17, 2023 and amended on May 1, 2023; (iii) to include information from the Company’s Quarterly Report on Form 10-Q filed with the SEC on May 22, 2023; and to update certain information in the Registration Statements.The First Registration Statement originally registered the resale of up to 30,206,509 shares of the Company’s Class A common stock (the “Common Stock”) by the selling stockholders named therein or their permitted transferees, pursuant to the Registration Rights Agreement, dated as of November 20, 2020 (the “2020 RRA”), Section 4(e) of the Amended and Restated Sponsor Support Agreement, dated as of November 20, 2020 (such section, “SSA Section 4(e)”), and the Registration Rights Agreement, dated as of November 16, 2017 (the “2017 RRA”), each of which we entered into with certain of the Selling Stockholders (the 2020 RRA, SSA Section 4(e), and the 2017 RRA, together, the “Registration Rights Agreements”). As of the date of the filing of this Post-Effective Amendment No. 2 to the First Registration Statement, 27,953,349 shares of Common Stock previously registered pursuant to the First Registration Statement remain unsold.The Second Registration Statement originally registered the resale of up to 2,545,137 shares of Common Stock by the selling stockholders named therein or their permitted transferees, pursuant to the Registration Rights Agreements.No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statements.
Entity Central Index Key	0001698113
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3674868